Financial Instruments - Market Risk - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Assumed weakening of foreign currencies	10.00%	10.00%
Decrease the carrying value of net assets, excluding net borrowings	£ 630		£ 658
Decrease in net borrowings	£ 448		389
Assumed strengthening of foreign currencies	10.00%	10.00%
Increase the carrying value of net assets, excluding net borrowings	£ 630		658
Increase net borrowings	£ 448		389
Percentage of weakening of foreign currencies	10.00%	10.00%
Decrease in net profit		$ 148	105
Percentage of strengthening of foreign currencies	10.00%	10.00%
Increase in net profit		$ 148	105
Foreign currency exposure management [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Hedging of highly predictable future cash flows	24 months	24 months
Amount of outstanding foreign exchange cover against future transactions	£ 1,300		1,500
Foreign currency exposure management [member] | Scientific, Technical & Medical subscription businesses [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Hedging of highly predictable future cash flows	50 months	50 months
Market risk [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Percentage of borrowings with either fixed interest rate or fixed through the use of interest rate swaps, forward rate agreements or options	44.00%	44.00%
Borrowings, interest rate basis	100.00%
Decrease in net finance costs	£ 26		25
Increase in net finance costs	26		25
Increase in equity	2		2
Decrease in equity	£ 2		£ 2